                          Oppenheimer Limited Term Municipal Fund

                          Supplement dated January 28, 2005 to the
                Statement of Additional Information dated November 26, 2004

The Statement of Additional Information is amended as follows:

     1.  The  section  of  the  Statement  of  Additional  Information  entitled
"Borrowing  for  Leverage" on page 20 is hereby  amended by adding the following paragraph at the end of that section:

     "In addition,  pursuant to an exemptive order issued by the SEC to Citicorp
North  America,  Inc. ("Citicorp"),  the Fund also has the  ability  to borrow, subject to the limits  established by its investment  policies,  from commercial paper  and  medium-term  note  conduits  administered  by  Citicorp  that  issue promissory  notes to fund loans to investment  companies such as the Fund. These loans may be  secured  by assets of the  Fund, so long as the Fund's  policies permit it to pledge its  assets to secure a debt.  Liquidity  support  for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits  are unable or  unwilling  to make such loans.  The Fund will have the right to prepay such loans and terminate its  participation in the conduit  loan  facility  at any time upon prior  notice.  As a borrower  under a conduit loan facility,  the Fund  maintains  rights and remedies under state and federal law  comparable to those it would maintain with respect to a loan from a bank."

January 28, 2005                                                    PX0860.010

                       Oppenheimer AMT-Free Municipals
                   Oppenheimer AMT-Free New York Municipals
                    Oppenheimer California Municipal Fund
              Oppenheimer Limited Term California Municipal Fund
     Oppenheimer Multi-State Municipal Trust, on behalf of its 3 series:
                  Oppenheimer Rochester National Municipals
                   Oppenheimer Pennsylvania Municipal Fund
                    Oppenheimer New Jersey Municipal Fund
           Oppenheimer Municipal Fund, on behalf of its one series:
                   Oppenheimer Limited Term Municipal Fund
                    Oppenheimer Senior Floating Rate Fund
                          Rochester Fund Municipals
           Rochester Portfolio Series, on behalf of its one series:
                     Limited Term New York Municipal Fund

                      Supplement dated January 21, 2005

This supplement amends the Statement of Additional Information of each of the above-referenced Funds and is in addition to any existing supplements of the
Funds.

1.   The section of the Statement of Additional Information of each of
Oppenheimer AMT-Free Municipals, Oppenheimer New Jersey Municipal Fund,
Oppenheimer Pennsylvania Municipal Fund, Oppenheimer AMT-Free New York
Municipals, Oppenheimer California Municipal Fund, Oppenheimer Limited Term
Municipal Fund, Rochester Fund Municipals and Limited Term New York Municipal
Fund entitled "Borrowing for Leverage" and the section of the Statement of
Additional Information of each of Oppenheimer Limited Term California
Municipal Fund and Oppenheimer Senior Floating Rate Fund entitled "Borrowing"
are hereby amended by adding the following paragraph at the end of that section:

     "In addition, pursuant to an exemptive order issued by the SEC to
     Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by
     Citicorp that issue promissory notes to fund loans to investment companies such as the Fund. These loans may be secured by assets of the
     Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank."

2.   In the section of the Statements of Additional Information of
Oppenheimer New Jersey Municipal Fund, Oppenheimer Pennsylvania Municipal
Fund and Oppenheimer Rochester National Municipals entitled "Does the Fund
Have Other Restrictions that are not Fundamental Policies?", the paragraph that states:

     "The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with [the Fund's policy on borrowing and]1 hedging instruments is permitted"

is hereby deleted and replaced with the following non-fundamental policy:

     "The Fund can pledge, mortgage or otherwise encumber, transfer or assign its assets to secure borrowings by or indebtedness of the Fund. In addition, the use of escrow or other collateral arrangements in connection with borrowings and hedging instruments is permitted."

January 21, 2005                                                   PX0000.013

1 Bracketed language appears only in the Statements of Additional Information for Oppenheimer Pennsylvania Municipal Fund and Oppenheimer Rochester
National Municipals.